Liquidity Risk - Summary of Wholesale Funding by Currency (Detail) - Liquidity risk [member]	Dec. 31, 2018	Dec. 31, 2017
United Kingdom, Pounds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	46.00%	45.00%
United Kingdom, Pounds [member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	26.00%	28.00%
United Kingdom, Pounds [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	11.00%	9.00%
United Kingdom, Pounds [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	68.00%	68.00%
United Kingdom, Pounds [member] | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	48.00%	49.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	11.00%	9.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	13.00%	7.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Deposits by banks [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	3.00%	27.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	48.00%	89.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	50.00%	47.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	61.00%	80.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Term Funding Scheme [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
United Kingdom, Pounds [member] | Santander UK Plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	49.00%	52.00%
United Kingdom, Pounds [member] | Other Group Entities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	89.00%	47.00%
United Kingdom, Pounds [member] | Other Group Entities [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		34.00%
United Kingdom, Pounds [member] | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	89.00%	91.00%
United States of America, Dollars [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	30.00%	28.00%
United States of America, Dollars [member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	56.00%	54.00%
United States of America, Dollars [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	65.00%	67.00%
United States of America, Dollars [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Subordinated Liabilities and Equity [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	32.00%	32.00%
United States of America, Dollars [member] | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	25.00%	19.00%
United States of America, Dollars [member] | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	56.00%	49.00%
United States of America, Dollars [member] | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	12.00%	19.00%
United States of America, Dollars [member] | Santander UK Plc [member] | Deposits by banks [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	97.00%	73.00%
United States of America, Dollars [member] | Santander UK Plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	52.00%	10.00%
United States of America, Dollars [member] | Santander UK Plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	35.00%	20.00%
United States of America, Dollars [member] | Santander UK Plc [member] | Subordinated liabilities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	51.00%	48.00%
United States of America, Dollars [member] | Other Group Entities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	11.00%	50.00%
United States of America, Dollars [member] | Other Group Entities [member] | Deposits by banks [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		100.00%
United States of America, Dollars [member] | Other Group Entities [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		65.00%
United States of America, Dollars [member] | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	11.00%
Euro Member Countries, Euro [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	24.00%	25.00%
Euro Member Countries, Euro [member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	16.00%	14.00%
Euro Member Countries, Euro [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	22.00%	22.00%
Euro Member Countries, Euro [member] | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	26.00%	32.00%
Euro Member Countries, Euro [member] | Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	33.00%	42.00%
Euro Member Countries, Euro [member] | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	72.00%	70.00%
Euro Member Countries, Euro [member] | Santander UK Plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	49.00%	52.00%
Euro Member Countries, Euro [member] | Santander UK Plc [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	4.00%
Euro Member Countries, Euro [member] | Other Group Entities [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		3.00%
Euro Member Countries, Euro [member] | Other Group Entities [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		1.00%
Euro Member Countries, Euro [member] | Other Group Entities [member] | Securitisation and Structured Issuance [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		9.00%
Other [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		2.00%
Other [member] | Santander UK Group Holdings Plc to Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	2.00%	4.00%
Other [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Public Benchmark [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	2.00%	2.00%
Other [member] | Santander UK Group Holdings Plc to Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	100.00%	100.00%
Other [member] | Santander UK Plc [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%
Other [member] | Santander UK Plc [member] | Senior Unsecured - Privately Placed [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	3.00%	4.00%
Other [member] | Santander UK Plc [member] | Certificates of Deposit and Commercial Paper [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies		1.00%
Other [member] | Santander UK Plc [member] | Covered Bonds [member]
Currency Composition Of Wholesale Funds [line items]
Percentage of wholesale funding by major currencies	1.00%	1.00%